Preferred Stock	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Preferred Stock

NOTE 14- PREFERRED STOCK

On December 30, 2016, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with Lone Star Value Investors, LP (“LSVI”), pursuant to which a Convertible Note was returned to the Company and cancelled in exchange for 363,611 shares of the Company’s Series A Preferred Stock, which is non-convertible and perpetual preferred stock of the Company. We have issued 61,327 shares as preferred dividends as of June 30, 2020 and the company has 424,938 outstanding shares preferred stock.

A dividend of $106,234.50 due on April 1, 2020 has not yet been issued.